Segment Information - Schedule of Reconciliation of Total Segment Profit to the Company's Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 17, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Company's total segment profit		$ 444.1	$ 466.2	$ 409.9
Adjusted depreciation and amortization		(13.6)	(10.5)	(12.2)
Restructuring and other		(102.6)	(132.9)	(27.2)
Adjusted share-based compensation expense		(29.1)	(39.8)	(42.5)
Purchase accounting and related adjustments		(8.7)	(12.0)	(55.2)
Operating income (loss)		124.6	139.7	139.6
Interest expense		(242.5)	(222.5)	(162.6)
Gain (loss) on extinguishment of debt		(1.8)	(1.3)	(1.3)
Gain on investments, net		0.0	3.5	44.0
Equity interests income	$ 43.4	4.3	8.7	0.5
Income (loss) before income taxes		(112.4)	(72.7)	5.4
Adjusted share-based compensation expense		(53.0)	(54.8)	(69.2)
Interest and other income		14.8	19.2	6.4
Gain on investments, net		0.0	3.5	44.0
Other gains (losses), net		(11.8)	(20.0)	(21.2)
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Company's total segment profit		589.9	653.7	481.0
Adjusted depreciation and amortization		(33.8)	(50.1)	(40.2)
Restructuring and other		(253.5)	(508.5)	(411.9)
Goodwill and intangible asset impairment		0.0	(663.9)	(1,475.0)
COVID-19 related (charges) benefit included in direct operating expense			(16.6)
Charges related to Russia's invasion of Ukraine		(18.6)	0.0	0.0
Adjusted share-based compensation expense		(69.0)	(81.2)	(97.8)
Purchase accounting and related adjustments			(153.7)
Operating income (loss)		(68.1)	(938.8)	(1,857.7)
Interest expense		(283.6)	(269.8)	(221.2)
Interest and other income		15.1	22.1	6.4
Other expense		(19.0)	(26.9)	(26.9)
Gain (loss) on extinguishment of debt		(7.5)	19.9	57.4
Gain on investments, net		0.0	3.5	44.0
Equity interests income		4.3	8.7	0.5
Income (loss) before income taxes		(358.8)	(1,181.3)	(1,997.5)
Other gains (losses), net		(19.0)	(26.9)	(26.9)
Operating segments
Segment Reporting Information [Line Items]
Company's total segment profit		444.1	466.2	409.9
Operating segments | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Company's total segment profit		589.9	653.7	481.0
Corporate
Segment Reporting Information [Line Items]
Corporate general and administrative expenses		(120.9)		(100.9)
Corporate | Corporate Expense Allocation Excluding Share Based Compensation [Member]
Segment Reporting Information [Line Items]
Corporate general and administrative expenses		(14.2)	(110.6)	(100.9)
Corporate | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Corporate general and administrative expenses		(123.2)	(136.1)	(122.9)
Corporate and Reconciling Items
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization		(13.6)	(10.5)	(12.2)
Restructuring and other		(102.6)	(132.9)	(27.2)
COVID-19 related (charges) benefit included in direct operating expense		2.1	0.9	8.9
Content charges		0.0	(1.5)	(8.1)
Purchase accounting and related adjustments		(12.9)	(17.1)	(61.6)
Unallocated rent cost included in direct operating expense		(18.6)	0.0	0.0
Adjusted share-based compensation expense		(53.0)	(54.8)	(69.2)
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization		(33.8)	(50.1)	(40.2)
Restructuring and other		(253.5)	(508.5)	(411.9)
Goodwill and intangible asset impairment		0.0	(663.9)	1,475.0
COVID-19 related (charges) benefit included in direct operating expense		3.1	1.0	11.6
Content charges		0.0	0.0	(7.0)
Adjusted share-based compensation expense		(69.0)	(81.2)	(97.8)
Purchase accounting and related adjustments		$ (163.0)	$ (153.7)	$ (195.5)